Property and Equipment, net - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property and equipment at cost	$ 6,359	$ 5,745	$ 4,650
Less: accumulated depreciation and amortization	(4,169)	(3,559)	(2,851)
Construction in progress	890	1,195	583
Property and equipment net	$ 3,080	$ 3,381	2,382
Computers and purchased software
Property, Plant and Equipment [Line Items]
Estimated Useful Life	3 years	3 years
Property and equipment at cost	$ 618	$ 618	575
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment at cost	$ 1,943	$ 1,943	1,822
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Estimated Useful Life	5 years	5 years
Property and equipment at cost	$ 291	$ 291	251
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property and equipment at cost	$ 3,507	$ 2,893	$ 2,002
Machinery and equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Life	3 years	3 years
Machinery and equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Life	5 years	5 years